S000039682 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar LSTA US Leveraged Loan TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	5.86%	5.15%	4.81%
Performance Inception Date					Feb. 01, 2013
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	1.52%
Performance Inception Date					Feb. 01, 2013
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.10%	4.63%	4.04%	3.79%
Performance Inception Date					Feb. 01, 2013
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	2.20%	1.92%	1.83%
Performance Inception Date					Feb. 01, 2013
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.72%	2.47%	2.14%	2.01%
Performance Inception Date					Feb. 01, 2013
Class N
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	4.38%	3.78%	3.55%
Performance Inception Date					Feb. 01, 2013
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.01%	4.55%	3.96%	3.71%
Performance Inception Date	[1]				Feb. 01, 2013

[1]
Class I2 shares of the Fund have not commenced operations as of the date of this Prospectus. For this reason, the performance information shown is for another class of shares (Class I shares) that is invested in the same portfolio of securities as Class I2 shares, reduced by an estimate of the additional annual operating expenses expected to apply to Class I2 shares. The actual difference may be greater or less than that estimate.